BUSINESS SEGMENT INFORMATION - Reconciliation of Assets from Segment to Consolidated (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 252,702	$ 295,688
Operating Segments | Individual Retirement
Segment Reporting Information [Line Items]
Total assets	77,641	78,598
Operating Segments | Group Retirement
Segment Reporting Information [Line Items]
Total assets	42,421	57,458
Operating Segments | Investment Management and Research
Segment Reporting Information [Line Items]
Total assets	12,633	11,986
Operating Segments | Protection Solutions
Segment Reporting Information [Line Items]
Total assets	37,224	50,089
Operating Segments | Wealth Management
Segment Reporting Information [Line Items]
Total assets	137	140
Operating Segments | Legacy
Segment Reporting Information [Line Items]
Total assets	48,231	64,578
Corporate and Other
Segment Reporting Information [Line Items]
Total assets	$ 34,415	$ 32,839